REGULATORY FRAMEWORK (Details)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Fuel	1,000
CTG 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	GUEMTG01
Tecnology	TG
Fuel	Gas
Power	100 MW
Applicable regime	Resolution No. 400/25
C T G 2 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	GUEMTV11
Tecnology	TV
Fuel	Gas
Power	63 MW
Applicable regime	Resolution No. 400/25
C T G 3 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	GUEMTV12
Tecnology	TV
Fuel	Gas
Power	63 MW
Applicable regime	Resolution No. 400/25
C T G 4 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	GUEMTV13
Tecnology	TV
Fuel	Gas
Power	135 MW
Applicable regime	Resolution No. 400/25
Piquirenda [Member]
IfrsStatementLineItems [Line Items]
Generating unit	PIQIDI 01-10
Tecnology	MCI
Fuel	Gas
Power	30 MW
Applicable regime	Resolution No. 400/25
C P B 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	BBLATV29
Tecnology	TV
Fuel	Dual
Power	310 MW
Applicable regime	Resolution No. 400/25
C P B 2 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	BBLATV30
Tecnology	TV
Fuel	Dual
Power	310 MW
Applicable regime	Resolution No. 400/25
C T Ing. White [Member]
IfrsStatementLineItems [Line Items]
Generating unit	BBLMD01-06
Tecnology	MCI
Fuel	Dual
Power	100 MW
Applicable regime	Resolution No. 21/16
C T L L 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	LDLATG01/TG02/TG03/TV01
Tecnology	CC
Fuel	Gas
Power	555 MW
Applicable regime	Resolution No. 400/25
C T L L 2 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	LDLATG04
Tecnology	TG
Fuel	Gas
Power	105 MW
Applicable regime	Res. No. 220/07 (75%)
C T L L 3 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	LDLATG05
Tecnology	TG
Fuel	Gas
Power	105 MW
Applicable regime	Resolution No. 21/16
C T L L 4 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	LDLMDI01
Tecnology	MCI
Power	15 MW
Applicable regime	Resolution No. 400/25
C T G E B A 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	GEBATG01/TG02/TV01
Tecnology	CC
Fuel	Gas
Power	685 MW
Applicable regime	Resolution No. 400/25
C T G E B A 2 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	GEBATG03
Tecnology	TG
Fuel	Gas
Power	169 MW
Applicable regime	Resolution No. 400/25
C T G E B A 3 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	GEBATG03/TG04/TV02
Tecnology	CC
Power	400 MW
Applicable regime	Resolution No. 287/17
Ecoenergia [Member]
IfrsStatementLineItems [Line Items]
Generating unit	CERITV01
Tecnology	TV
Fuel	Vapor
Power	14 MW
Applicable regime	Resolution No. 400/25
C T Parque Pilar [Member]
IfrsStatementLineItems [Line Items]
Generating unit	PILBD01-06
Tecnology	MCI
Fuel	Dual
Power	100 MW
Applicable regime	Resolution No. 21/16
C T B 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	EBARTG01 - TG02
Tecnology	TG
Fuel	Dual
Power	569 MW
Applicable regime	Resolution No. 400/25
C T B 2 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	EBlARTV01
Tecnology	TV
Fuel	Dual
Power	279 MW
Applicable regime	Resolution No. 220/07
H I D I S A 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	AGUA DEL TORO
Tecnology	HI
Power	150 MW
Applicable regime	Resolution No. 602/25
H I D I S A 2 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	EL TIGRE
Tecnology	HR
Power	14 MW
Applicable regime	Resolution No. 602/25
H I D I S A 3 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	LOS REYUNOS
Tecnology	HB
Power	224 MW
Applicable regime	Resolution No. 602/25
H I D I S A 4 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	NIHUIL I - II - III
Tecnology	HI
Power	265 MW
Applicable regime	Resolution No. 400/25
H P P L [Member]
IfrsStatementLineItems [Line Items]
Generating unit	PPLEHI
Tecnology	HI
Power	285 MW
Applicable regime	Resolution No. 602/25
P E P E I I [Member]
IfrsStatementLineItems [Line Items]
Generating unit	PAMEEO
Tecnology	Wind
Power	53 MW
Applicable regime	MATER Res. No. 281/17
P E P E I I I [Member]
IfrsStatementLineItems [Line Items]
Generating unit	BAHIEO
Tecnology	Wind
Power	53 MW
Applicable regime	MATER Res. No. 281/17
P E P E I V [Member]
IfrsStatementLineItems [Line Items]
Generating unit	PEP3EO - PE32EO
Tecnology	Wind
Power	81 MW
Applicable regime	MATER Res. No. 281/17
P E Arauco P E P E V [Member]
IfrsStatementLineItems [Line Items]
Generating unit	AR21EO
Tecnology	Wind
Power	100 MW
Applicable regime	Renovar
P E P E V I [Member]
IfrsStatementLineItems [Line Items]
Generating unit	PEP6EO
Tecnology	Wind
Power	140 MW
Applicable regime	MATER Res. No. 281/17